Business Combination - Schedule of Fair Values of the Assets Acquired and Liabilities (Parentheticals) (Details) - Business Combination [Member]	Sep. 30, 2024 USD ($)
Schedule of Fair Values of the Assets Acquired and Liabilities [Line Items]
cash	$ 2,589
accrued liabilities	$ 42,623